SHARE-BASED COMPENSATION PLANS - Options Range of Exercise Price (Details)	Dec. 31, 2018 CAD ($) shares year	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	952,532	1,622,132	2,573,024	2,569,273
Weighted average exercise price of share options outstanding (in CAD per share)	$ 8.49	$ 15.62	$ 23.22	$ 28.45
Share options outstanding, weighted average remaining contractual life (in years) | year	2.6
Number of share options exercisable (in shares) | shares	624,353
Weighted average exercise price of share options exercisable (in CAD per share)	$ 10.92
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	1.48
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	$ 46.90
Exercise Price Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	95,000
Weighted average exercise price of share options outstanding (in CAD per share)	$ 1.48
Share options outstanding, weighted average remaining contractual life (in years) | year	4.4
Number of share options exercisable (in shares) | shares	0
Weighted average exercise price of share options exercisable (in CAD per share)	$ 0.00
Exercise Price Range One | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	1.48
Exercise Price Range One | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	$ 2.67
Exercise Price Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	119,000
Weighted average exercise price of share options outstanding (in CAD per share)	$ 3.85
Share options outstanding, weighted average remaining contractual life (in years) | year	3.5
Number of share options exercisable (in shares) | shares	39,665
Weighted average exercise price of share options exercisable (in CAD per share)	$ 3.85
Exercise Price Range Two | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	2.68
Exercise Price Range Two | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	$ 4.47
Exercise Price Range Three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	446,532
Weighted average exercise price of share options outstanding (in CAD per share)	$ 5.10
Share options outstanding, weighted average remaining contractual life (in years) | year	2.6
Number of share options exercisable (in shares) | shares	332,688
Weighted average exercise price of share options exercisable (in CAD per share)	$ 5.10
Exercise Price Range Three | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	4.48
Exercise Price Range Three | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	$ 5.55
Exercise Price Range Four
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	60,000
Weighted average exercise price of share options outstanding (in CAD per share)	$ 6.00
Share options outstanding, weighted average remaining contractual life (in years) | year	3.3
Number of share options exercisable (in shares) | shares	20,000
Weighted average exercise price of share options exercisable (in CAD per share)	$ 6.00
Exercise Price Range Four | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	5.56
Exercise Price Range Four | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	$ 10.68
Exercise Price Range Five
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,600
Weighted average exercise price of share options outstanding (in CAD per share)	$ 15.68
Share options outstanding, weighted average remaining contractual life (in years) | year	1.2
Number of share options exercisable (in shares) | shares	1,600
Weighted average exercise price of share options exercisable (in CAD per share)	$ 15.68
Exercise Price Range Five | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	10.69
Exercise Price Range Five | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	$ 17.38
Exercise Price Range Six
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	204,000
Weighted average exercise price of share options outstanding (in CAD per share)	$ 18.75
Share options outstanding, weighted average remaining contractual life (in years) | year	1.4
Number of share options exercisable (in shares) | shares	204,000
Weighted average exercise price of share options exercisable (in CAD per share)	$ 18.75
Exercise Price Range Six | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	17.39
Exercise Price Range Six | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	$ 19.52
Exercise Price Range Seven
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	17,400
Weighted average exercise price of share options outstanding (in CAD per share)	$ 33.10
Share options outstanding, weighted average remaining contractual life (in years) | year	0.7
Number of share options exercisable (in shares) | shares	17,400
Weighted average exercise price of share options exercisable (in CAD per share)	$ 33.10
Exercise Price Range Seven | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	19.53
Exercise Price Range Seven | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	$ 46.53
Exercise Price Range Eight
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	9,000
Weighted average exercise price of share options outstanding (in CAD per share)	$ 46.89
Share options outstanding, weighted average remaining contractual life (in years) | year	0.5
Number of share options exercisable (in shares) | shares	9,000
Weighted average exercise price of share options exercisable (in CAD per share)	$ 46.89
Exercise Price Range Eight | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	46.54
Exercise Price Range Eight | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share))	$ 46.90